QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

Practus TM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

 Date of reporting period: 06/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.83%

BANKS - 25.96%
Bank of America Corp.	52,350	$1,518,150
Burke & Herbert Bank & Trust Co.	52	138,840
Citigroup Inc.	19,100	1,337,573
Deutsche Bank AG	52,000	396,760
The Goldman Sachs Group, Inc.	3,115	637,329
JP Morgan Chase & Co.	25,000	2,795,000
Wells Fargo & Co.	22,200	1,050,504
		7,874,156

BEVERAGES - 2.93%
Diageo plc Spons ADR	5,150	887,448

COMPUTERS - 19.35%
Apple Inc.	10,500	2,078,160
Intel Corp.	24,300	1,163,241
Microsoft Corp.	19,620	2,628,295
		5,869,696

DIVERSIFIED MANUFACTURING - 2.42%
General Electric Co.	70,000	735,000

INSURANCE - 3.23%
Markel Corp.*	900	980,640

MEDICAL - 14.34%
Bausch Health Companies Inc.	48,000	1,210,560
CVS Health Corp.	22,000	1,198,780
Johnson & Johnson	6,100	849,608
Merck & Co., Inc.	13,000	1,090,050
		4,348,998

OIL - 14.22%
BP plc Spons ADR	26,930	1,122,981
Chesapeake Energy Corp.*	288,000	561,600
Chevron Corp.	7,400	920,856
Exxon Mobil Corp.	11,550	885,076
Schlumberger Ltd.	20,740	824,208
		4,314,721

RETAIL - 4.87%
J.C. Penney Co., Inc.*	415,000	473,100
Target Corp.	11,600	1,004,676
		1,477,776

TELECOMMUNICATIONS - 5.51%
AT&T Inc.	32,800	1,099,128
Verizon Communications Inc.	10,000	571,300
		1,670,428

TOTAL COMMON STOCKS - 92.83%		28,158,863

PREFERRED STOCKS - 0.87%

CONVERTIBLE - 0.87%
Chesapeake Energy Corp., Preferred, 4.50%, Perpetual	5,000	264,516

TOTAL PREFERRED STOCKS - 0.87%		264,516

UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 6.19%
Fidelity® Investments Money Market Government Portfolio Institutional Class 2.26%**	1,876,951	$1,876,951

TOTAL INVESTMENTS - 99.89%		30,300,330
Other assets, net of liabilities - 0.11%		33,571
NET ASSETS - 100.00%		$30,333,901

* Non-income producing

** Effective 7 day yield as of June 30, 2019

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment   in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.   Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy   of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted   prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted   prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable   inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with   investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Common Stocks	$28,158,863	$—	$—	$28,158,863
Preferred Stocks	264,516	—	—	264,516
Money Market Funds	1,876,951	—	—	1,876,951
	$30,300,330	$—	$—	$30,300,330

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $19,556,341 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,123,994
Gross unrealized depreciation	(1,380,005)
Net unrealized appreciation	$10,743,989

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	August 21, 2019

By:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer

Date:	August 21, 2019